Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Summary of Property, Plant and Equipment

	Land and Land Improvements	Buildings	Machinery and Equipment	Office Equipment	Equipment under Installation and Construction in Progress	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Cost

Balance at January 1, 2022	$6,488.2	$576,597.8	$3,984,749.2	$76,154.2	$593,155.7	$5,237,145.1
Additions	816.4	59,443.8	330,782.7	10,325.3	738,523.9	1,139,892.1
Disposals or retirements	-	(236.8)	(25,846.4)	(1,709.2)	-	(27,792.4)
Transfers to assets subject to operating leases	-	-	(65.8)	-	-	(65.8)
Effect of exchange rate changes	357.2	1,242.1	6,322.9	257.7	5,163.0	13,342.9

Balance at December 31, 2022	$7,661.8	$637,046.9	$4,295,942.6	$85,028.0	$1,336,842.6	$6,362,521.9

Accumulated depreciation and impairment

Balance at January 1, 2022	$499.8	$306,165.3	$2,903,539.4	$51,826.6	$-	$3,262,031.1
Additions	1.4	35,982.4	380,216.2	9,216.3	-	425,416.3
Disposals or retirements	-	(225.6)	(24,706.7)	(1,708.6)	-	(26,640.9)
Transfers to assets subject to operating leases	-	-	(40.3)	-	-	(40.3)
Impairment	-	-	-	-	790.7	790.7
Effect of exchange rate changes	54.9	1,016.3	5,872.3	205.8	-	7,149.3

Balance at December 31, 2022	$556.1	$342,938.4	$3,264,880.9	$59,540.1	$790.7	$3,668,706.2

Carrying amounts at December 31, 2022	$7,105.7	$294,108.5	$1,031,061.7	$25,487.9	$1,336,051.9	$2,693,815.7

Cost

Balance at January 1, 2023	$7,661.8	$637,046.9	$4,295,942.6	$85,028.0	$1,336,842.6	$6,362,521.9
Additions (deductions)	-	182,033.3	1,120,848.7	18,205.5	(423,568.7)	897,518.8
Disposals or retirements	-	(585.5)	(28,525.9)	(3,325.3)	-	(32,436.7)
Transfers from right-of-use assets	-	-	4.4	-	-	4.4
Transfers from assets subject to operating leases	-	-	80.4	-	-	80.4
Transfers to assets subject to operating leases	-	-	(71.1)	-	-	(71.1)
Effect of exchange rate changes	(39.8)	(671.7)	(3,293.5)	(83.1)	(4,984.1)	(9,072.2)

Balance at December 31, 2023	$7,622.0	$817,823.0	$5,384,985.6	$99,825.1	$908,289.8	$7,218,545.5

Accumulated depreciation and impairment

Balance at January 1, 2023	$556.1	$342,938.4	$3,264,880.9	$59,540.1	$790.7	$3,668,706.2
Additions	1.3	45,052.9	463,825.3	10,586.7	-	519,466.2
Disposals or retirements	-	(583.0)	(27,407.7)	(3,324.2)	-	(31,314.9)
Transfers from right-of-use assets	-	-	1.9	-	-	1.9
Transfers from assets subject to operating leases	-	-	53.5	-	-	53.5
Transfers to assets subject to operating leases	-	-	(45.7)	-	-	(45.7)
Effect of exchange rate changes	0.7	(394.4)	(2,299.7)	(52.6)	-	(2,746.0)

Balance at December 31, 2023	$558.1	$387,013.9	$3,699,008.5	$66,750.0	$790.7	$4,154,121.2

Carrying amounts at December 31, 2023	$7,063.9	$430,809.1	$1,685,977.1	$33,075.1	$907,499.1	$3,064,424.3

Cost

Balance at January 1, 2024	$7,622.0	$817,823.0	$5,384,985.6	$99,825.1	$908,289.8	$7,218,545.5
Additions	5,542.9	141,097.1	490,799.0	13,719.2	147,349.2	798,507.4
Disposals or retirements	(278.3)	(119.8)	(34,140.5)	(8,334.2)	-	(42,872.8)
Transfers from assets subject to operating leases	-	-	56.5	-	-	56.5
Transfers to assets subject to operating leases	-	(197.9)	-	-	-	(197.9)
Effect of exchange rate changes	167.6	531.4	10,502.1	224.7	24,645.2	36,071.0

Balance at December 31, 2024	$13,054.2	$959,133.8	$5,852,202.7	$105,434.8	$1,080,284.2	$8,010,109.7

	Land and Land Improvements	Buildings	Machinery and Equipment	Office Equipment	Equipment under Installation and Construction in Progress	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Accumulated depreciation and impairment
Balance at January 1, 2024	$558.1	$387,013.9	$3,699,008.5	$66,750.0	$790.7	$4,154,121.2
Additions	13.6	52,205.0	585,635.2	12,047.5	-	649,901.3
Disposals or retirements	-	(114.7)	(30,823.2)	(8,332.5)	-	(39,270.4)
Transfers from assets subject to operating leases	-	-	53.8	-	-	53.8
Transfers to assets subject to operating leases	-	(14.4)	-	-	-	(14.4)
Impairment	-	47.5	1,103.0	-	-	1,150.5
Effect of exchange rate changes	36.8	1,231.9	7,905.6	215.0	-	9,389.3

Balance at December 31, 2024	$608.5	$440,369.2	$4,262,882.9	$70,680.0	$790.7	$4,775,331.3

Carrying amounts at December 31, 2024	$12,445.7	$518,764.6	$1,589,319.8	$34,754.8	$1,079,493.5	$3,234,778.4

Property plant and equipment including subject and not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Summary of Property, Plant and Equipment

	December 31, 2022	December 31, 2023	December 31, 2024
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Assets used by the Company	$2,693,815.7	$3,064,424.3	$3,234,778.4
Assets subject to operating leases	21.3	50.7	201.7

	$2,693,837.0	$3,064,475.0	$3,234,980.1